Consolidated Statements of Stockholders Equity - USD ($) $ in Millions		Total		Preferred Stock [Member]	Common Stock	Additional Paid-in Capital		Other Additional Capital [Member]	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]	Common Class A [Member]		Acquired ROFO Assets [Domain]	Acquired ROFO Assets [Domain] Other Additional Capital [Member]	Acquired ROFO Assets [Domain] Noncontrolling Interest [Member]	Alta X and XI TE Holdco [Member]	Financial Institutions [Member]	Financial Institutions [Member] Alta X and XI TE Holdco [Member]	Financial Institutions [Member] Alta X and XI TE Holdco [Member] Noncontrolling Interest [Member]	Financial Institutions [Member] Spring Canyon [Member] Noncontrolling Interest [Member]	January 2015 Drop Down Assets [Member]	January 2015 Drop Down Assets [Member] Noncontrolling Interest [Member]	November 2015 Drop Down Assets [Member]	November 2015 Drop Down Assets [Member] Noncontrolling Interest [Member]
Statement of Stockholders' Equity
Total Stockholders' Equity | Scenario, Previously Reported [Member]	[1]	$ 1,242		$ 0	$ 0	$ 0		$ 1,242	$ 0	$ 0	$ 0
Total Stockholders' Equity		1,341		0	0	0		1,341	0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(54)						(54)
Less: Pre-acquisition net (loss) income of Drop Down Assets		(6)				(6)
Unrealized gain/(loss) on derivatives		41				41
Proceeds from Contributions from Affiliates | Non-cash [Member]		(71)						(71)
Proceeds from Contributions from Affiliates														$ (213)	$ (213)
Payments of Capital Distribution | Non-cash [Member]		(55)						(55)
Payments of Capital Distribution		(312)						(312)
Less: Net income attributable to noncontrolling interests	[2],[3]	42
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets	[3]	109
Net income attributable to NRG Yield, Inc.(a)		13
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest | Scenario, Previously Reported [Member]	[4]	(134)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(125)	[3],[5]																					$ 9
Less: Pre-acquisition net (loss) income of Drop Down Assets	[2],[5]	16
Payment to Acquire Business under Common Control	[6]	0
Payment of capital distributions and returns of capital, net of capital contributions | Non-cash [Member]	[6]	(55)
Proceeds from Noncontrolling Interests	[6]	0
Payments of Capital Distribution	[6]	(648)
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG | Non-cash [Member]	[6]	153
Proceeds from the issuance of common stock	[6]	468
Total Stockholders' Equity		1,347		0	0	0		1,347	0	0	0
Allocation of Predecessor's equity		0						(952)		3	949
Less: Net income attributable to noncontrolling interests											42
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		55
Net income attributable to NRG Yield, Inc.(a)									13			$ 7	[7]
Less: Pre-acquisition net (loss) income of Drop Down Assets		22									22
Unrealized gain/(loss) on derivatives		7								(3)	10
Payment of capital distributions and returns of capital, net of capital contributions | Non-cash [Member]		(28)									(28)
Partners' Capital Account, Return of Capital		(395)						(395)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(43)									(43)
Common Stock, Value, Issued		468				468
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG		153				153
Payments of Ordinary Dividends, Common Stock		(15)							(5)		(10)
Total Stockholders' Equity		1,588		0	0	621		0	8	0	959
Less: Net income attributable to noncontrolling interests		48	[3]								48
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		64	[3]											64
Net income attributable to NRG Yield, Inc.(a)		16							16			8	[7]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest | Scenario, Previously Reported [Member]	[4]	(121)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(108)	[3],[5]																					13
Less: Pre-acquisition net (loss) income of Drop Down Assets		44	[2],[5]								44
Unrealized gain/(loss) on derivatives		(60)								(9)	(51)
Acquisition of Assets Under Common Control		(357)									(357)
Payment to Acquire Business under Common Control	[6]	(311)
Payment of capital distributions and returns of capital, net of capital contributions | Non-cash [Member]	[6]	1,058
Payment of capital distributions and returns of capital, net of capital contributions		(333)									(333)
Proceeds from Noncontrolling Interests		190	[6]																$ 190	$ 190
Proceeds from Contributions from Affiliates | Non-cash [Member]	[8]	(1,058)									(1,058)
Proceeds from Contributions from Affiliates														$ (17)		$ (17)
Payments of Capital Distribution	[6]	(335)
Common Stock, Value, Issued		630
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		23				23
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG		(14)				(14)	[6]
Payments of Ordinary Dividends, Common Stock		(101)				(20)			(21)		(60)
Proceeds from the issuance of common stock		630	[6]			630
Total Stockholders' Equity		2,732	[9]	0	0	1,240		0		(9)	1,498
Retained Earnings (Accumulated Deficit)	[9]	3
Less: Net income attributable to noncontrolling interests	[3]	42
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets	[3]	75
Net income attributable to NRG Yield, Inc.(a)		33										14	[7]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[3],[5]	(65)
Less: Pre-acquisition net (loss) income of Drop Down Assets	[5]	(10)
Unrealized gain/(loss) on derivatives		(7)								(18)
Payment to Acquire Business under Common Control		(698)																				$ (489)	$ (489)	$ (209)	$ (209)
Payment of capital distributions and returns of capital, net of capital contributions | Non-cash [Member]		(13)									(13)
Share-based Compensation		1				1
Proceeds from Noncontrolling Interests		122															$ 119		$ 122	$ 122
Noncontrolling Interest, Increase from Business Combination		74																			$ 74
Proceeds from Contributions from Affiliates											(11)
Payments of Capital Distribution		(59)									(59)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders											(70)
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		23				23
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG | Non-cash [Member]		38
Non-cash addition to additional paid-in capital for change in tax basis of property, plant and equipment for assets acquired from NRG		38				38
Payments of Ordinary Dividends, Common Stock		(139)				(45)			$ (24)
Proceeds from the issuance of common stock		599			1	598
Total Stockholders' Equity		2,738	[9],[10]	$ 0	$ 1	$ 1,855		$ 0		$ (27)	$ 897
Retained Earnings (Accumulated Deficit)	[9],[10]	12
Less: Net income attributable to noncontrolling interests	[11]	(3)
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets	[11]	2
Net income attributable to NRG Yield, Inc.(a)		5	[11]									2
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[11],[12]	(1)
Less: Pre-acquisition net (loss) income of Drop Down Assets	[11],[12]	(1)
Payment to Acquire Business under Common Control	[13]	0
Proceeds from Noncontrolling Interests		10	[13]															$ 10
Payments of Capital Distribution		(4)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(34)
Less: Net income attributable to noncontrolling interests		23
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		60
Net income attributable to NRG Yield, Inc.(a)		37										13
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(64)
Less: Pre-acquisition net (loss) income of Drop Down Assets		4
Payment to Acquire Business under Common Control		0
Proceeds from Noncontrolling Interests		8																$ 8
Payments of Capital Distribution		6
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders		(57)
Proceeds from the issuance of common stock		0
Total Stockholders' Equity	[10]	2,655
Retained Earnings (Accumulated Deficit)	[10]	7
Less: Net income attributable to noncontrolling interests		26
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets		58
Net income attributable to NRG Yield, Inc.(a)		32										$ 11
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(63)
Less: Pre-acquisition net (loss) income of Drop Down Assets		5
Total Stockholders' Equity		2,655
Retained Earnings (Accumulated Deficit)		$ 26

[1]	(a) As previously reported in the Company's audited financial statements for the year ended December 31, 2014, included in the Form 8-K dated May 22, 2015.
[2]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
[8]	Capital contributions from NRG, non-cash, primarily represent Drop Down Assets' equity transferred from NRG to the Company in accordance with guidance on business combinations between entities under common control, as further described in Note 1, Nature of Business.
[9]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[10]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.